UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22717

First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549p. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded Fund VI
First Trust Dorsey Wright DALI 1 ETF (DALI)

Semi-Annual Report
For the Period
May 14, 2018
(Commencement of
Operations)
through June 30, 2018

First Trust Dorsey Wright DALI 1 ETF (DALI)
Semi-Annual Report
June 30, 2018
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (First Trust Dorsey Wright DALI 1 ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of the Fund. The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Dorsey Wright DALI 1 ETF (DALI)
Semi-Annual Letter from the Chairman and CEO
June 30, 2018
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Dorsey Wright DALI 1 ETF, which contains detailed information about your investment since the Fund’s inception on May 14, 2018. We encourage you to read this report carefully and discuss it with your financial advisor.
For the entire first quarter of 2018, increased market volatility was the norm for U.S. markets and that volatility continued through the second quarter. Increasing trade tensions have had an impact on markets around the world and could continue to do so in the future. The talk from President Trump on tariffs and trade agreements gave many investors pause about the U.S. and global markets. The Dow Jones Industrial Average closed May slightly down but ended June slightly up.
Despite the market volatility, we continue to believe that the combination of low interest rates, low inflation and strong corporate earnings still point to a positive economic environment and further growth, though we understand that past performance can never guarantee future performance.
We believe that one should invest for the long term and be prepared for market movements, which can happen at any time. You can do this by keeping current on your portfolio and investing goals and by speaking regularly with your investment professional. Markets go up and they also go down, but savvy investors are prepared for either through careful attention to investment goals. Thank you for giving First Trust the opportunity to be a part of your financial plan. We value our relationship with you and will report on your investment again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Market Overview
First Trust Dorsey Wright DALI 1 ETF
Semi-Annual Report
June 30, 2018 (Unaudited)
Robert F. Carey, CFA
Senior Vice President and Chief Market Strategist
First Trust Advisors L.P.
Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (“CFA”) designation. He is a graduate of the University of Illinois at Champaign- Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.
State of the Economy/Investing
President Trump launched the first round of U.S. tariffs (on imported steel and aluminum) on March 8, 2018. Since then, additional tariffs have been levied by the U.S. against its major trading partners, including Canada, Mexico, Europe and China, and they in turn have responded with their own tariffs on imported U.S. goods. While we acknowledge that the lead story right now is the uncertainty over how far the Trump administration is willing to escalate the use of tariffs in its ongoing global trade negotiations, we believe that there are still a lot of positive stories to tell in the current business/economic climate.
One of those stories is in the U.S. manufacturing sector. A survey by the National Association of Manufacturers revealed that 95.1% of U.S. manufacturers polled said they have a positive outlook for their companies as of the second quarter of 2018, the highest percentage recorded in the survey’s 20-year history, according to its own release.
The Federal Reserve raised interest rates twice this year, on March 21 and June 13 and indicated at their June 2018 meeting that two additional rate hikes are expected before year-end.
Another sign of confidence for the economy and markets is mergers and acquisitions (“M&A”) activity. Global M&A activity totaled $2.5 trillion in the first half of 2018, up 64% from the same period a year ago, according to Thomson Reuters. The first half of 2018 was the strongest showing for announced M&A deals since records began in 1980. The previous high was $2.3 trillion, set in 2007. The number of U.S. deals rose 82% to $1.0 trillion from the same period a year ago, the highest on record. Europe also had a strong showing, accounting for $767 billion of the $2.5 trillion.
Investors continue to embrace exchange-traded funds (“ETFs”) and related exchange-traded products (“ETPs”). ETFG, an industry research group, reported that total assets invested in ETFs/ETPs listed globally stood at $4.986 trillion at the end of June, according to its own release. In June, net inflows to ETFs/ETPs listed globally totaled $8.69 billion, marking the 53rd consecutive month of net inflows. In the first half of 2018, net inflows totaled $223.26 billion.
U.S. Stocks and Bonds
In the first half of 2018, three of the major U.S. stock indices posted positive returns. The S&P 500® Index, S&P MidCap 400® Index and S&P SmallCap 600® Index posted total returns of 2.65%, 3.49%, and 9.39%, respectively, according to Bloomberg. Six of the 11 major S& P 500® Index sectors posted positive total returns. The top-performing sectors were Consumer Discretionary, Information Technology and Energy, up 11.50%, 10.87% and 6.81%, respectively, while the two sectors with the poorest showing were Consumer Staples and Telecommunication Services, down 8.55% and 8.35%, respectively. As we noted at the end of 2017, cyclical areas of the stock market have been delivering the best results for investors. We believe that is an indication that investors are still optimistic about U.S. economic growth moving forward.
Data from Dealogic shows that a total of 120 equity initial purchase offerings (“IPOs”) valued at $35.2 billion were launched in the U.S. in the first half of 2018, the highest volume since 2014 and the fourth-highest since 1995, according to The Wall Street Journal. The companies that have gone public are trading, on average, 22% above their respective IPO price. A strong IPO market suggests that investors have a healthy appetite for stocks, in our opinion.
In the U.S. bond market, most of the major bond groups posted negative returns in the first half of 2018. The top-performing major debt group for the same period was high-yield corporate bonds. For the same period, the Bloomberg Barclays U.S. Corporate High Yield Index posted a total return of 0.16%. The worst-performing debt group was a combination of government and corporate bonds and the Bloomberg Barclays U.S. Aggregate Bond Index posted a total return of -1.62% for the same period. The yield on the benchmark 10-Year Treasury note (T-note) rose by 45 basis points to 2.86% for the same period, according to Bloomberg. For comparative purposes, the average yield on the 10-year T-note was 2.53% for the 10-year period ended June 29, 2018.
Foreign Stocks and Bonds
The U.S. dollar rose by 2.55% against a basket of major currencies in the first half of 2018, as measured by the U.S. Dollar Index (DXY). With respect to U.S. investors, a stronger U.S. dollar can negatively impact returns on foreign securities.

Market Overview
The Bloomberg Barclays EM Hard Currency Aggregate Index of emerging markets debt posted a total return of -3.89% (USD), while the Bloomberg Barclays Global Aggregate Index of higher quality debt fell 1.46% (USD) in the first half of 2018. The MSCI Daily Total Return Net Emerging Markets Index of stocks posted a total return of -6.66% (USD), while the MSCI Daily Total Return Net World Index (excluding the U.S.) posted a total return of -2.77% (USD) in the first half of 2018.

Fund Performance Overview (Unaudited)
First Trust Dorsey Wright DALI 1 ETF (DALI)
First Trust Dorsey Wright DALI 1 ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Nasdaq Dorsey Wright DALI 1 Index (the “Index”). Under normal conditions, the Fund will invest at least 90% of its net assets (including investment borrowings) in the U. S. listed exchange-traded funds (“ETFs”) that comprise the Index. Certain ETFs in which the Fund invests may be advised by First Trust Advisors L.P. (“First Trust”), the Fund’s investment advisor. The Index is owned and was developed by Nasdaq, Inc. The Index evaluates four broad asset classes (U.S. equity securities, international equity securities, fixed income securities and commodities) and seeks to determine which of the four is most likely to experience the best investment performance until the next Index evaluation date. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol “DALI.”
Performance
Cumulative Total Returns
Inception (5/14/18) to 6/30/18
Fund Performance
NAV	0.09%
Market Price	0.04%
Index Performance
Nasdaq Dorsey Wright DALI 1 Index	0.10%
S&P 500® Index	-0.16%
Bloomberg Barclays U.S. Aggregate Bond Index	0.74%
Total returns for the period since inception are calculated from the inception date of the Fund. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Nasdaq® and Nasdaq Dorsey Wright DALI 1 Index are trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Fund Performance Overview (Unaudited) (Continued)
First Trust Dorsey Wright DALI 1 ETF (DALI)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint vs. NAV through June 30, 2018
The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 15, 2018 (commencement of trading) through June 30, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.
Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
5/15/18 – 6/30/18	23	0	0	0
Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%–0.49%	0.50%–0.99%	1.00%–1.99%	>=2.00%
5/15/18 – 6/30/18	10	0	0	1

First Trust Dorsey Wright DALI 1 ETF (DALI)
Understanding Your Fund Expenses
June 30, 2018 (Unaudited)
As a shareholder of the First Trust Dorsey Wright DALI 1 ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended June 30, 2018.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value May 14, 2018 (a)	Ending Account Value June 30, 2018	Annualized Expense Ratio Based on the Number of Days In the Period	Expenses Paid During the Period May 14, 2018 (a) to June 30, 2018 (b)
First Trust Dorsey Wright DALI 1 ETF (DALI)(c)
Actual	$1,000.00	$1,000.90	0.30%	$0.39
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	0.30%	$1.51

(a)	Inception date.
(b)	Actual expenses are equal to the annualized expense ratio, as indicated in the table, multiplied by the average account value over the period (May 14, 2018 through June 30, 2018), multiplied by 48/365. Hypothetical expenses are assumed for the most recent half-year period.
(c)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying funds in which the Fund invests.

First Trust Dorsey Wright DALI 1 ETF (DALI)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.9%
	Capital Markets (a) – 99.9%
35,904	First Trust Dow Jones Internet Index Fund (b)	$4,942,186
101,046	First Trust Industrials/Producer Durables AlphaDEX® Fund	3,950,899
86,823	First Trust Large Cap Growth AlphaDEX® Fund	5,727,713
139,524	First Trust Nasdaq Bank ETF	3,975,737
52,206	First Trust NASDAQ-100- Technology Sector Index Fund	4,022,994
124,872	First Trust Small Cap Growth AlphaDEX® Fund	6,060,038
74,382	First Trust Technology AlphaDEX® Fund	4,185,475
	Total Investments – 99.9%	32,865,042
	(Cost $33,076,237) (c)
	Net Other Assets and Liabilities – 0.1%	16,447
	Net Assets – 100.0%	$32,881,489

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $382,667 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $593,862. The net unrealized depreciation was $211,195.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 32,865,042	$ 32,865,042	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.
See Notes to Financial Statements

First Trust Dorsey Wright DALI 1 ETF (DALI)
Statement of Assets and Liabilities
June 30, 2018 (Unaudited)
ASSETS:
Investments, at value - Affiliated (Cost $33,076,237)	$ 32,865,042
Cash	24,248
Total Assets	32,889,290
LIABILITIES:
Investment advisory fees payable	7,801
Total Liabilities	7,801
NET ASSETS	$32,881,489
NET ASSETS consist of:
Paid-in capital	$ 33,078,989
Par value	16,500
Accumulated net investment income (loss)	(2,805)
Accumulated net realized gain (loss) on investments	—
Net unrealized appreciation (depreciation) on investments	(211,195)
NET ASSETS	$32,881,489
NET ASSET VALUE, per share	$19.93
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,650,002

See Notes to Financial Statements

First Trust Dorsey Wright DALI 1 ETF (DALI)
Statement of Operations
For the Period Ended June 30, 2018 (Unaudited) (a)
INVESTMENT INCOME:
Dividends - Affiliated	$ 36,534
Interest	22
Total investment income	36,556
EXPENSES:
Investment advisory fees	10,561
Total expenses	10,561
NET INVESTMENT INCOME (LOSS)	25,995
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments - Affiliated	—
Net change in unrealized appreciation (depreciation) on investments - Affiliated	(211,195)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(211,195)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(185,200)

(a)	Inception date is May 14, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Dorsey Wright DALI 1 ETF (DALI)
Statement of Changes in Net Assets
Period Ended 6/30/2018 (Unaudited) (a)
OPERATIONS:
Net investment income (loss)	$ 25,995
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(211,195)
Net increase (decrease) in net assets resulting from operations	(185,200)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(28,800)
Total distributions to shareholders	(28,800)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	33,095,489
Net increase (decrease) in net assets resulting from shareholder transactions	33,095,489
Total increase (decrease) in net assets	32,881,489
NET ASSETS:
Beginning of period	—
End of period	$ 32,881,489
Accumulated net investment income (loss) at end of period	$(2,805)
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—
Shares sold	1,650,002
Shares outstanding, end of period	1,650,002

(a)	Inception date is May 14, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.

See Notes to Financial Statements

First Trust Dorsey Wright DALI 1 ETF (DALI)
Financial Highlights
For a share outstanding throughout the period
Period Ended 6/30/2018 (a) (Unaudited)
Net asset value, beginning of period	$ 19.93
Income from investment operations:
Net investment income (loss)	0.02
Net realized and unrealized gain (loss)	0.00 (b)
Total from investment operations	0.02
Distributions paid to shareholders from:
Net investment income	(0.02)
Net asset value, end of period	$19.93
Total return (c)	0.09%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 32,881
Ratio of total expenses to average net assets (d)	0.30% (e)
Ratio of net investment income (loss) to average net assets	0.74% (e)
Portfolio turnover rate (f)	0%

(a)	Inception date is May 14, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Amount is less than $0.01.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund invests. This ratio does not include these indirect fees and expenses.
(e)	Annualized.
(f)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Dorsey Wright DALI 1 ETF (DALI)
June 30, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust consists of twenty-eight exchange-traded funds that are currently offering shares. This report covers the First Trust Dorsey Wright DALI 1 ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker DALI on The Nasdaq Stock Market LLC (“Nasdaq”). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified blocks consisting of 50,000 shares called a “Creation Unit.” Creation Units are issued and redeemed in-kind for securities in which the Fund invests and, in certain circumstances, for cash. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
The Fund seeks investment results that correspond generally to the price and yield, before the Fund’s fees and expenses, of an index called the Nasdaq Dorsey Wright DALI 1 Index (the “Index”). Under normal conditions, the Fund will invest at least 90% of its net assets (including investment borrowings) in the U. S. listed exchange-traded funds (“ETFs”) that comprise the Index. Certain ETFs in which the Fund invests may be advised by First Trust Advisors L.P. (“First Trust” or the “Advisor”), the Fund’s investment advisor.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Advisor, in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;

Notes to Financial Statements (Continued)
First Trust Dorsey Wright DALI 1 ETF (DALI)
June 30, 2018 (Unaudited)
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
In addition, differences between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s corresponding index could result in a difference between the Fund’s performance and the performance of its underlying index.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of June 30, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
C. Affiliated Transactions
The Fund invests in securities of affiliated funds. The Fund’s investment performance and risks are related to the investment performance and risks of the affiliated funds.
Amounts relating to these investments at June 30, 2018, and for the period then ended are:

Notes to Financial Statements (Continued)
First Trust Dorsey Wright DALI 1 ETF (DALI)
June 30, 2018 (Unaudited)
Security Name	Shares at 6/30/2018	Value at 12/31/2017	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain/ (Loss)	Value at 6/30/2018	Dividend Income
First Trust Dow Jones Internet Index Fund	35,904	$ —	$ 4,754,962	$ —	$ 187,224	$ —	$ 4,942,186	$ —
First Trust Industrials/Producer Durables AlphaDEX® Fund	101,046	—	4,045,208	—	(94,309)	—	3,950,899	8,456
First Trust Large Cap Growth AlphaDEX® Fund	86,823	—	5,760,759	—	(33,046)	—	5,727,713	5,212
First Trust Nasdaq Bank ETF	139,524	—	4,286,135	—	(310,398)	—	3,975,737	11,987
First Trust NASDAQ-100-Technology Sector Index Fund	52,206	—	4,126,742	—	(103,748)	—	4,022,994	8,799
First Trust Small Cap Growth AlphaDEX® Fund	124,872	—	5,864,595	—	195,443	—	6,060,038	472
First Trust Technology AlphaDEX® Fund	74,382	—	4,237,836	—	(52,361)	—	4,185,475	1,608
		$ —	$33,076,237	$ —	$(211,195)	$ —	$32,865,042	$36,534
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders at least annually.
Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
E. Income Taxes
The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of June 30, 2018, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.

Notes to Financial Statements (Continued)
First Trust Dorsey Wright DALI 1 ETF (DALI)
June 30, 2018 (Unaudited)
Pursuant to the Investment Management Agreement between the Trust, on behalf of the Fund, and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, expenses attributable to investments in other investment companies (“acquired fund fees and expenses”), expenses associated with short sales transactions and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.30% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
In addition, the Fund incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund’s total annual operating expenses.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.
Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the period ended June 30, 2018, the cost of purchases and proceeds from sales of investments, excluding short term investments and in-kind transactions, were $0 and $0, respectively.
For the period ended June 30, 2018, the cost of in-kind purchases and proceeds from in-kind sales were $33,076,237 and $0, respectively.
5. Creations, Redemptions and Transaction Fees
Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an “Authorized Participant”). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities and other instruments determined by First Trust (the “Deposit Securities”) and generally make or receive a cash payment referred to as the “Cash Component,” which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the “Creation Transaction Fee”) regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund’s portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $250. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.
Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the “Redemption Transaction Fee”), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund’s portfolio and the countries in which the transactions are

Notes to Financial Statements (Continued)
First Trust Dorsey Wright DALI 1 ETF (DALI)
June 30, 2018 (Unaudited)
settled. The Redemption Transaction Fee is currently $250. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before May 15, 2020.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Dorsey Wright DALI 1 ETF (DALI)
June 30, 2018 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Trust files its complete schedule of the Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; (3) on the SEC’s website at www.sec.gov; and (4) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to some or all of the Funds are identified below, but not all of the material risks relevant to each Fund are included in this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a Fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A Fund that tracks an index will be concentrated to the extent the Fund’s corresponding index is concentrated. A concentration makes a Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is not concentrated.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The Funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject a Fund to many of the same risks associated with direct cyber security breaches.
Derivatives Risk. To the extent a Fund uses derivative instruments such as futures contracts, options contracts and swaps, the Fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a Fund’s portfolio managers use derivatives to enhance the Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund.
Equity Securities Risk. To the extent a Fund invests in equity securities, the value of the Fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or

Additional Information (Continued)
First Trust Dorsey Wright DALI 1 ETF (DALI)
June 30, 2018 (Unaudited)
redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a Fund invests in fixed income securities, the Fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a Fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a Fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the Fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Fund of Funds Risk. To the extent a Fund invests in the securities of other investment vehicles, the Fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the Fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the Fund invests.
Index Constituent Risk. Certain Funds may be a constituent of one or more indices. As a result, such a Fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a Fund’s net asset value could be negatively impacted and the Fund’s market price may be significantly below its net asset value during certain periods.
Management Risk. To the extent that a Fund is actively managed, it is subject to management risk. In managing an actively-managed Fund’s investment portfolio, the Fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a Fund will meet its investment objective.
Market Risk. Securities held by a Fund, as well as shares of a Fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a Fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations.
Non-U.S. Securities Risk. To the extent a Fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Passive Investment Risk. To the extent a Fund seeks to track an index, the Fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A Fund generally will not attempt to take defensive positions in declining markets.
Investment Management Agreement
Board Considerations Regarding Approval of Investment Management Agreement
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, unanimously approved the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of First Trust Dorsey Wright DALI 1 ETF (the “Fund”), for an initial two-year term at a meeting held on April 23, 2018. The Board of Trustees determined that the Agreement is in the best interests of the Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in

Additional Information (Continued)
First Trust Dorsey Wright DALI 1 ETF (DALI)
June 30, 2018 (Unaudited)
voting on such agreements. To assist the Board in its evaluation of the Agreement for the Fund, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fee rates charged to a peer group of funds (all of which were exchange-traded funds (“ETFs”)) compiled by Management Practice, Inc. (“MPI”), an independent source (the “Peer Group”), and as compared to fee rates charged to other ETFs managed by the Advisor; the estimated expenses of the Fund as compared to the expense ratios of the peer funds in the Peer Group; the nature of the expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from the Fund’s perspective.
In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor under the Agreement and considered that employees of the Advisor provide management services to other ETFs and to other investment companies in the First Trust fund complex with diligence and care. The Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund. The Board considered the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In reviewing the services to be provided, the Board considered the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. Because the Fund is an index ETF that is designed to track the performance of an underlying index, the Board considered reports it receives on a quarterly basis showing the correlation and tracking error between other ETFs for which the Advisor serves as investment advisor and their applicable underlying indexes. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor under the Agreement are expected to be satisfactory.
The Board considered the proposed unitary fee rate payable by the Fund under the Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee equal to an annual rate of 0.30% of its average daily net assets. The Board noted that the Advisor would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payments under the Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Additionally, the Board noted First Trust’s statements that the Fund will be a “fund-of-funds” investing in one or more ETFs representing the components of its underlying index; that such underlying ETFs may include both First Trust ETFs and unaffiliated ETFs; that in connection with investing in such underlying ETFs the Fund will incur acquired fund fees and expenses currently estimated to be approximately 0.62%, which are not payable out of the unitary fee; and that such acquired fund fees and expenses will change over time as assets are reallocated among the underlying ETFs. The Board received and reviewed information for the Fund showing the advisory fee rates and expense ratios of the peer funds in the Peer Group. The Board noted that the Fund’s expense ratio (including the estimated acquired fund fees and expenses) under its proposed unitary fee was below the median net expense ratio (including acquired fund fees and expenses) of the Peer Group. The Board also compared the Fund’s unitary fee rate to the unitary fee rates charged by First Trust to other similar First Trust ETFs, noting that the Fund’s unitary fee rate is the same as the unitary fee rates of the other First Trust Fund-of-Funds that track Dorsey Wright indexes. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreement, the Board determined that the proposed unitary fee rate for the Fund was fair and reasonable, and that the unitary fees charged under the Agreement will be based on services to be provided that will be in addition to, rather than duplicative of, services provided under the advisory contracts of the underlying ETFs in which the Fund may invest.
The Board noted that the proposed unitary fee for the Fund was not structured to pass the benefits of any economies of scale on to shareholders as the Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Advisor has continued to invest in personnel and infrastructure for the First Trust fund complex. The Board took the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Agreement into consideration and noted that the Advisor was unable to estimate the profitability of the Agreement for the Fund to the Advisor at this time. The Board considered fall-out benefits described by the Advisor that may be realized from its and FTP’s relationship with the Fund and the Advisor’s compensation for fund reporting services to be provided to the Fund pursuant to a separate Fund Reporting Services Agreement, which would be paid from the unitary fee. The Board also noted that the Advisor would not utilize soft dollars in

Additional Information (Continued)
First Trust Dorsey Wright DALI 1 ETF (DALI)
June 30, 2018 (Unaudited)
connection with its management of the Fund’s portfolio. In addition, the Board considered that the Advisor, as the investment advisor to certain of the underlying ETFs in which the Fund would invest, will recognize additional revenue from such underlying ETFs if the Fund’s investment causes their assets to grow. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

First Trust Exchange-Traded Fund VI
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Items 6. Schedule of Investments.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VI
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 7, 2018
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	September 7, 2018

* Print the name and title of each signing officer under his or her signature.